Principal accounting policies (Schedule of Amortization of Finite-lived Intangible Assets is Computed Using Straight-line Method Over Following Estimated Useful Lives) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Brand names [Member]
Intangible assets, net [Line Items]
Estimated useful lives		10 years
Brand names [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Brand names [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Software [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years	5 years
Software [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Software [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Domain names [Member]
Intangible assets, net [Line Items]
Estimated useful lives	15 years	15 years
Technology [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Others [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years	3 years
Others [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years	5 years